Expense Example - Federated Hermes Short-Intermediate Government Fund	R 1 Year	R 3 Years	R 5 Years	R 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	SS 1 Year	SS 3 Years	SS 5 Years	SS 10 Years
USD ($)	138	431	745	1,635	93	290	504	1,120	97	303	525	1,166